Other liabilities (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expected stock price volatility	37.00%	51.00%
Risk-free interest rate	4.07%	0.91%
Expected life	10 months 2 days	1 year 10 months 2 days
Expected forfeiture rate	0.00%	0.00%
Grant date share price	$ 2.28	$ 2.74
Expected dividend yield	1.72%	0.00%
Performance Share Unit Plan [Member]
Statement [Line Items]
Expected stock price volatility	38.00%	51.00%
Risk-free interest rate	4.41%	0.95%
Expected life	9 months 7 days	11 months 12 days
Expected forfeiture rate	0.00%	0.00%
Grant date share price	$ 3.14	$ 3.48
Expected dividend yield	0.00%	0.00%